Net Revenue (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	$ 1,688	$ 1,632	$ 3,273	$ 3,181
Smart Mobile Devices
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	683	762	1,269	1,442
Communications Infrastructure & Datacenter
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	171	154	345	274
Home and Industrial IoT
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	300	295	628	604
Automotive
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	368	270	677	536
Non wafer revenue and other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	166	151	354	325
Revenue recognized over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	113	126	251	257
Revenue recognized at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	1,575	1,506	3,022	2,924
Wafer revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	1,522	1,481	2,919	2,856
Non wafer revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	$ 166	$ 151	$ 354	$ 325